Financial risk management - Sensitivity analysis for financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 1,200,739	R$ 1,317,218
Scenario II
Disclosure of detailed information about financial instruments [line items]
Percentage decrease used to perform sensitivity analysis	25.00%
Scenario III
Disclosure of detailed information about financial instruments [line items]
Percentage decrease used to perform sensitivity analysis	50.00%
Interest earning bank deposits
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	R$ 587,245
CDI for interest earning bank deposits	1.90%	4.40%
Interest earning bank deposits | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	1.90%
Financial revenue	R$ 11,158
Interest earning bank deposits | Scenario II
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	1.43%
Financial revenue	R$ 8,398
Interest earning bank deposits | Scenario III
Disclosure of detailed information about financial instruments [line items]
CDI for interest earning bank deposits	0.95%
Financial revenue	R$ 5,579